SHARE-BASED PAYMENT - Summary of Weighted Average Fair Value of Programs Granted and Principal Assumptions used in Applying Black-Scholes Model (Detail) - R$ / shares		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Cosan S.A. Industria e Comercio [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price on the grant date		R$ 13.54	R$ 16.82
Compass Gas e Energia [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price on the grant date		45.29	42.21
Rumo S.A. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price on the grant date	[1]	R$ 23.37	R$ 21.87
Interest rate	[1]	10.41%	10.41%
Volatility	[1]	25.84%	25.84%
Moove [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Market price on the grant date	[2]	R$ 66.97	R$ 105.98
Interest rate	[2]	4.05%	4.05%
Volatility	[2]	42.85%	42.85%

[1]	Volatility was determined based on the historical volatility of the share price in the last thirty days prior to the grant date.
[2]	Volatility was determined based on the historical volatility of the parent company's share price, since Moove is not yet publicly traded, taking as a measure the period proportional to the term of the plan.